Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss)
AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Net change on available-for-sale investments	Pension and post-employment actuarial changes	Total
Balance, January 1, 2014	$(57,471)	$11,840	$—	$14,221	$(31,410)
OCI (loss) before reclassifications	68,938	3,358	519	(35,396)	37,419
Amounts reclassified	—	5,423	(518)	(273)	4,632
Net current period OCI	68,938	8,781	1	(35,669)	42,051
Acquisition of non-controlling interest	21,029	2,543	—	—	23,572
Balance, December 31, 2014	$32,496	$23,164	$1	$(21,448)	$34,213
OCI before reclassifications	228,861	21,896	(73)	6,487	257,171
Amounts reclassified	—	(5,731)	—	1,084	(4,647)
Net current period OCI	$228,861	$16,165	$(73)	$7,571	$252,524
Balance, December 31, 2015	$261,357	$39,329	$(72)	$(13,877)	$286,737

Amounts reclassified from AOCI for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales while those for pension and post-employment actuarial changes affected administrative expenses.